Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Long-term Purchase Commitment [Line Items]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Legal Matters

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. Environmental expenditures are expensed as incurred. The Company has established procedures for the ongoing evaluation of its operations, to identify potential environmental exposures and to comply with regulatory policies and procedures.

The Company accounts for environmental contingencies in accordance with the accounting guidance related to accounting for contingencies. Environmental expenditures that relate to current operations are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, which do not contribute to current or future revenue generation, are expensed.

Liabilities are recorded when environmental assessments and/or clean-ups are probable and the costs can be reasonably estimated. Such liabilities are generally undiscounted unless the timing of cash payments is fixed and readily determinable. At March 31, 2014 and December 31, 2013, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Leases

During 2011, RSP LLC entered into a month-to-month operating lease agreement and a long-term operating lease agreement for office space. During February 2014, the Company entered into a 64-month lease agreement through May 2019 for office space. Rent expense for the three months ended March 31, 2014 and 2013 was $82 thousand and $62 thousand.

COMMITMENTS AND CONTINGENCIES
Legal Matters
In the ordinary course of business, the Predecessor may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Predecessor's financial position, results of operations or cash flows.
Environmental Matters
The Predecessor is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Predecessor to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. Environmental expenditures are expensed as incurred. The Predecessor has established procedures for the ongoing evaluation of its operations, to identify potential environmental exposures and to comply with regulatory policies and procedures.
The Predecessor accounts for environmental contingencies in accordance with the accounting guidance related to accounting for contingencies. Environmental expenditures that relate to current operations are expensed or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, which do not contribute to current or future revenue generation, are expensed.
Liabilities are recorded when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. Such liabilities are generally undiscounted unless the timing of cash payments is fixed and readily determinable. At December 31, 2013 and 2012, the Predecessor had no environmental matters requiring specific disclosure or requiring the recognition of a liability.
Leases
During 2011, RSP entered into a month-to-month operating lease agreement and a long-term operating lease agreement for office space. Rent expense for each year ended December 31, 2013, 2012 and 2011 was $0.2 million.